CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥) shares	USD ($) shares
Balance as of beginning of year at Dec. 31, 2021	¥ 185		¥ (164)		¥ 1,066,052		¥ 606		¥ (34,677)		¥ (423,631)		¥ 608,371
Balance as of beginning of year (in shares) at Dec. 31, 2021 | shares	267,897,667	267,897,667
Balance as of beginning of year, Treasury Stock (in shares) at Dec. 31, 2021 | shares			(45,000)	(45,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)											109,819		109,819
Share-based compensation (Note 15)					13,044								13,044
Appropriation to statutory reserves (Note 18)							7,361				(7,361)
Foreign currency translation adjustment									45,174				45,174
Repurchase of ordinary shares (Note 14)			¥ (6,959)										(6,959)
Repurchase of ordinary shares (Note 14) (in shares) | shares			(2,139,920)	(2,139,920)
Exercise of share-based awards (Note 15)	¥ 0				3								3
Exercise of share-based awards (Note 15) (in shares) | shares	9,720	9,720
Balance as of ending of year at Dec. 31, 2022	¥ 185		¥ (7,123)		1,079,099		7,967		10,497		(321,173)		769,452
Balance as of ending of year (in shares) at Dec. 31, 2022 | shares	267,907,387	267,907,387
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2022 | shares			(2,184,920)	(2,184,920)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)											180,907		180,907
Share-based compensation (Note 15)					9,435								9,435
Appropriation to statutory reserves (Note 18)							197				(197)
Foreign currency translation adjustment									7,458				7,458
Repurchase of ordinary shares (Note 14)			¥ (9,542)										(9,542)
Repurchase of ordinary shares (Note 14) (in shares) | shares			(2,101,370)	(2,101,370)
Exercise of share-based awards (Note 15)	¥ 0				94								94
Exercise of share-based awards (Note 15) (in shares) | shares	83,690	83,690
Balance as of ending of year at Dec. 31, 2023	¥ 185		¥ (16,665)		1,088,628		8,164		17,955		(140,463)		957,804
Balance as of ending of year (in shares) at Dec. 31, 2023 | shares	267,991,077	267,991,077
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2023 | shares			(4,286,290)	(4,286,290)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)											98,589		98,589	$ 13,506
Share-based compensation (Note 15)					2,824								2,824
Appropriation to statutory reserves (Note 18)							231				(231)
Foreign currency translation adjustment									6,054				6,054	$ 829
Repurchase of ordinary shares (Note 14)			¥ (9,631)										(9,631)
Repurchase of ordinary shares (Note 14) (in shares) | shares			(3,678,570)	(3,678,570)
Exercise of share-based awards (Note 15)	¥ 0				47								¥ 47
Exercise of share-based awards (Note 15) (in shares) | shares	57,990	57,990											57,990	57,990
Purchase of IP assets from entities under common control (Note 17)					(57,430)								¥ (57,430)
Declaration of dividends (Note 13)					(37,412)								(37,412)
Balance as of ending of year at Dec. 31, 2024	¥ 185	$ 25	¥ (26,296)	$ (3,603)	¥ 996,657	$ 136,541	¥ 8,395	$ 1,150	¥ 24,009	$ 3,289	¥ (42,105)	$ (5,768)	¥ 960,845	$ 131,634
Balance as of ending of year (in shares) at Dec. 31, 2024 | shares	268,049,067	268,049,067
Balance as of ending of year, Treasury Stock (in shares) at Dec. 31, 2024 | shares			(7,964,860)	(7,964,860)